Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	3,857,162	$187,033,785

		$187,033,785

Banks — 2.6%
Prosperity Bancshares, Inc.	2,369,668	$164,360,173
Umpqua Holdings Corp.	10,041,493	152,028,204

		$316,388,377

Building Products — 1.9%
Lennox International, Inc.	879,050	$240,833,329

		$240,833,329

Capital Markets — 6.7%
Affiliated Managers Group, Inc.(1)	2,093,048	$212,862,982
FactSet Research Systems, Inc.	326,293	108,492,423
Morningstar, Inc.	1,068,181	247,358,674
SEI Investments Co.	4,540,469	260,940,753

		$829,654,832

Chemicals — 2.6%
RPM International, Inc.	3,543,753	$321,701,897

		$321,701,897

Commercial Services & Supplies — 2.4%
IAA, Inc.(2)	4,549,232	$295,609,095

		$295,609,095

Containers & Packaging — 3.2%
AptarGroup, Inc.	2,886,381	$395,116,695

		$395,116,695

Distributors — 2.0%
LKQ Corp.(2)	4,055,591	$142,919,027
Pool Corp.	291,208	108,474,980

		$251,394,007

Diversified Consumer Services — 4.9%
frontdoor, inc.(2)	2,712,006	$136,169,821
Service Corp. International	2,128,575	104,513,033
Terminix Global Holdings, Inc.(2)(3)	7,100,922	362,218,031

		$602,900,885

Security	Shares	Value
Electrical Equipment — 1.3%
Acuity Brands, Inc.(1)	1,325,331	$160,484,331

		$160,484,331

Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.	644,835	$84,982,805
Dolby Laboratories, Inc., Class A	1,685,975	163,758,752
FLIR Systems, Inc.	2,843,281	124,621,006
Trimble, Inc.(2)	2,935,234	195,985,574

		$569,348,137

Health Care Equipment & Supplies — 6.6%
DENTSPLY SIRONA, Inc.	5,755,850	$301,376,306
Envista Holdings Corp.(1)(2)(3)	11,832,223	399,100,882
Teleflex, Inc.	295,282	121,529,213

		$822,006,401

Health Care Providers & Services — 0.7%
Henry Schein, Inc.(2)	1,336,213	$89,339,201

		$89,339,201

Hotels, Restaurants & Leisure — 5.8%
Aramark	11,639,049	$447,870,605
Choice Hotels International, Inc.	2,572,449	274,557,482

		$722,428,087

Industrial Conglomerates — 3.8%
Carlisle Cos., Inc.(3)	2,980,034	$465,421,710

		$465,421,710

Insurance — 8.4%
Brown & Brown, Inc.	4,948,109	$234,589,848
Markel Corp.(2)	247,113	255,341,863
W.R. Berkley Corp.	8,243,239	547,515,934

		$1,037,447,645

IT Services — 12.5%
Booz Allen Hamilton Holding Corp., Class A	1,788,230	$155,897,891
Broadridge Financial Solutions, Inc.	1,533,682	234,960,083
CACI International, Inc., Class A(2)	1,010,743	252,008,552
Gartner, Inc.(2)	2,058,316	329,721,640
Jack Henry & Associates, Inc.	729,574	118,183,692
WEX, Inc.(2)(3)	2,253,989	458,754,381

		$1,549,526,239

Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A(2)	195,114	$113,739,755
Bio-Techne Corp.	708,946	225,125,802

		$338,865,557

Security	Shares	Value
Machinery — 6.2%
Donaldson Co., Inc.	2,241,179	$125,237,082
Graco, Inc.	1,796,482	129,975,473
IDEX Corp.	896,894	178,661,285
Nordson Corp.	1,121,403	225,345,933
Woodward, Inc.	879,980	106,943,969

		$766,163,742

Marine — 1.3%
Kirby Corp.(2)(3)	3,155,908	$163,570,712

		$163,570,712

Professional Services — 1.0%
TransUnion	1,252,533	$124,276,324

		$124,276,324

Real Estate Management & Development — 1.8%
Jones Lang LaSalle, Inc.(1)(2)	1,543,437	$228,999,748

		$228,999,748

Road & Rail — 4.5%
J.B. Hunt Transport Services, Inc.	2,604,517	$355,907,248
Landstar System, Inc.(1)	1,489,053	200,515,877

		$556,423,125

Software — 4.4%
Blackbaud, Inc.(3)	3,277,226	$188,637,128
Fair Isaac Corp.(2)	203,476	103,984,375
Manhattan Associates, Inc.(2)	2,351,565	247,337,607

		$539,959,110

Specialty Retail — 3.7%
Burlington Stores, Inc.(2)	830,301	$217,165,227
Ulta Beauty, Inc.(2)	855,076	245,543,624

		$462,708,851

Textiles, Apparel & Luxury Goods — 2.0%
Columbia Sportswear Co.(1)	2,041,690	$178,402,872
Deckers Outdoor Corp.(2)	231,003	66,247,041

		$244,649,913

Total Common Stocks (identified cost $7,177,237,842)		$12,282,251,735

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	160,091,073	$160,091,073

Total Short-Term Investments (identified cost $160,091,073)		$160,091,073

Total Investments — 100.4% (identified cost $7,337,328,915)		$12,442,342,808

Other Assets, Less Liabilities — (0.4)%		$(44,064,786)

Net Assets — 100.0%		$12,398,278,022

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $26,162,928 and the total market value of the collateral received by the Fund was $26,771,104, comprised of U.S. government and/or agencies securities.

(2)	Non-income producing security.

(3)	Affiliated company.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

The Fund did not have any open derivative instruments at December 31, 2020.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2020, the value of the Fund’s investments in affiliated companies and funds was $2,197,793,917, which represents 17.7% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period		Dividend income	Shares/Units, end of period
Common Stocks *
Blackbaud, Inc.	$182,967,527	$—	$—	$—	$5,669,601	$188,637,128		$—	3,277,226
Carlisle Cos., Inc.	352,737,154	43,300,843	(25,580,383)	1,022,555	93,941,541	465,421,710		1,444,555	2,980,034
Envista Holdings Corp.(1)(2)	292,019,264	—	—	—	107,081,618	399,100,882		—	11,832,223
Hexcel Corp.	180,913,846	—	(76,843,182)	(46,449,806)	129,412,927	—	(3)	—	3,857,162	(3)
Kirby Corp.(2)	114,149,192	—	—	—	49,421,520	163,570,712		—	3,155,908
Sally Beauty Holdings, Inc.	70,635,813	—	(73,736,721)	(117,562,850)	120,663,758	—		—	—
Terminix Global Holdings, Inc.(2)	301,927,931	—	(22,319,444)	2,676,594	79,932,950	362,218,031		—	7,100,922
WEX, Inc.(2)	351,240,560	—	(52,607,064)	2,706,079	157,414,806	458,754,381		—	2,253,989
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	203,022,465	683,768,800	(726,700,192)	—	—	160,091,073		52,463	160,091,073

Totals				$(157,607,428)	$743,538,721	$2,197,793,917		$1,497,018

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	All or portion of this security was on loan at December 31, 2020.

(2)	Non-income producing security.

(3)	Company is no longer an affiliate as of December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$12,282,251,735	*	$—	$—	$12,282,251,735
Short-Term Investments	—		160,091,073	—	160,091,073
Total Investments	$12,282,251,735		$160,091,073	$—	$12,442,342,808

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.